Debt Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Obligations [Abstract]
Debt Obligations

6. Debt Obligations

All debt outstanding at the Merger date was revalued at the estimated fair value.

Long-term debt	At	At
	June 30,	December 31,
$ in millions	2012	2011
	Successor
First mortgage bonds maturing in October 2013 - 5.125%	$494.0	$503.6
Pollution control series maturing in January 2028 - 4.70%	36.1	36.1
Pollution control series maturing in January 2034 - 4.80%	179.6	179.6
Pollution control series maturing in September 2036 - 4.80%	96.2	96.2
Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.26% and 0.06% - 0.32% (a)	100.0	100.0
U.S. Government note maturing in February 2061 - 4.20%	18.4	18.5
	924.3	934.0

Obligation for capital lease	0.2	0.4
Unamortized debt discount	-	-
Total long-term debt at subsidiary	924.5	934.4

Bank Term Loan - variable rates: 2.24% - 2.30% and 1.48% - 4.25% (b)	425.0	425.0
Senior unsecured bonds maturing October 2016 - 6.50%	450.0	450.0
Senior unsecured bonds maturing October 2021 - 7.25%	800.0	800.0
Note to DPL Capital Trust II maturing in September 2031 - 8.125%	19.7	19.5
Total long-term debt	$2,619.2	$2,628.9

Current portion - long-term debt	At	At
	June 30,	December 31,
$ in millions	2012	2011
	Successor
U.S. Government note maturing in February 2061 - 4.20%	$0.1	$0.1
Obligation for capital lease	0.3	0.3
Total current portion - long-term debt at subsidiary	$0.4	$0.4

(a) Range of interest rates for the six months ended June 30, 2012 and the twelve months ended December 31, 2011, respectively.

(b) Range of interest rates for the six months ended June 30, 2012 and from the draw-down of the loan in August 2011 through December 31, 2011, respectively.

At June 30, 2012, maturities of long-term debt, including capital lease obligations, are summarized as follows:

$ in millions	DPL
Due within one year	$0.4
Due within two years	470.4
Due within three years	425.1
Due within four years	0.1
Due within five years	450.1
Thereafter	1,252.8
2,598.9

Unamortized adjustments to market value from purchase accounting	20.7
Total long-term debt	$2,619.6

Premiums or discounts recognized at the Merger date are amortized over the life of the debt using the effective interest method.

On December 4, 2008, the OAQDA issued $100.0 million of collateralized, variable rate Revenue Refunding Bonds Series A and B due November 1, 2040. In turn, DP&L borrowed these funds from the OAQDA and issued corresponding First Mortgage Bonds to support repayment of the funds. The payment of principal and interest on each series of the bonds when due is backed by a standby letter of credit issued by JPMorgan Chase Bank, N.A. This letter of credit facility, which expires in December 2013, is irrevocable and has no subjective acceleration clauses. Fees associated with this letter of credit facility were not material during the three and six months ended June 30, 2012 and 2011.

On April 20, 2010, DP&L entered into a $200.0 million unsecured revolving credit agreement with a syndicated bank group. This agreement is for a three year term expiring on April 20, 2013 and provides DP&L with the ability to increase the size of the facility by an additional $50.0 million. DP&L had no outstanding borrowings under this credit facility at June 30, 2012 and December 31, 2011. Fees associated with this revolving credit facility were not material during the three and six months ended June 30, 2012 and 2011. This facility also contains a $50.0 million letter of credit sublimit. As of June 30, 2012, DP&L had no outstanding letters of credit against the facility.

On February 23, 2011, DPL purchased $122.0 million principal amount of DPL Capital Trust II 8.125% capital securities in a privately negotiated transaction. As part of this transaction, DPL paid a $12.2 million, or 10%, premium. Debt issuance costs and unamortized debt discount totaling $3.1 million were also recognized in February 2011 associated with this transaction.

On March 1, 2011, DP&L completed the purchase of $18.7 million of electric transmission and distribution assets from the federal government that are located at the Wright-Patterson Air Force Base. DP&L financed the acquisition of these assets with a note payable to the federal government that is payable monthly over 50 years and bears interest at 4.2% per annum.

On August 24, 2011, DP&L entered into a $200.0 million unsecured revolving credit agreement with a syndicated bank group. This agreement is for a four year term expiring on August 24, 2015 and provides DP&L with the ability to increase the size of the facility by an additional $50.0 million. DP&L had no outstanding borrowings under this credit facility at June 30, 2012 and December 31, 2011. Fees associated with this revolving credit facility were not material during the three and six months ended June 30, 2012. This facility also contains a $50.0 million letter of credit sublimit. As of June 30, 2012, DP&L had no outstanding letters of credit against the facility.

On August 24, 2011, DPL entered into a $125.0 million unsecured revolving credit agreement with a syndicated bank group. This agreement is for a three year term expiring on August 24, 2014. DPL had no outstanding borrowings under this credit facility at June 30, 2012 and December 31, 2011. Fees associated with this revolving credit facility were not material during the three and six months ended June 30, 2012. This facility may also be used to issue letters of credit up to the $125.0 million limit. As of June 30, 2012, DPL had no outstanding letters of credit against the facility.

On August 24, 2011, DPL entered into a $425.0 million unsecured term loan agreement with a syndicated bank group. This agreement is for a three year term expiring on August 24, 2014. DPL has borrowed the entire $425.0 million available under the facility at June 30, 2012. Fees associated with this term loan were not material during the three and six months ended June 30, 2012.

In connection with the closing of the Merger (see Note 2), DPL assumed $1,250.0 million of debt that Dolphin Subsidiary II, Inc., a subsidiary of AES, issued on October 3, 2011 to partially finance the Merger. The $1,250.0 million was issued in two tranches. The first tranche was $450.0 million of five year senior unsecured notes issued with a 6.50% coupon maturing on October 15, 2016. The second tranche was $800.0 million of ten year senior unsecured notes issued with a 7.25% coupon maturing on October 15, 2021.

Substantially all property, plant and equipment of DP&L is subject to the lien of the mortgage securing DP&L's First and Refunding Mortgage, dated October 1, 1935, with the Bank of New York Mellon as Trustee.

7. Debt Obligations

Long-term Debt	Successor	Predecessor
	December 31,	December 31,
$ in millions	2011	2010

First mortgage bonds maturing in October 2013 - 5.125%	$503.6	$470.0
Pollution control series maturing in January 2028 - 4.70%	36.1	35.3
Pollution control series maturing in January 2034 - 4.80%	179.6	179.1
Pollution control series maturing in September 2036 - 4.80%	96.2	100.0
Pollution control series maturing in November 2040 -
variable rates: 0.06% - 0.32% and 0.16% - 0.36% (a)	100.0	100.0
U.S. Government note maturing in February 2061 - 4.20%	18.5	-
	934.0	884.4

Obligation for capital lease	0.4	0.1
Unamortized debt discount	-	(0.5)
Total long-term debt at subsidiary	934.4	884.0

Bank Term Loan - variable rates: 1.48% - 4.25% (b)	425.0	-
Senior unsecured bonds maturing October 2016 - 6.50%	450.0	-
Senior unsecured bonds maturing October 2021 - 7.25%	800.0	-
Note to DPL Capital Trust II maturing in September 2031 - 8.125%	19.5	142.6
Total long-term debt	$2,628.9	$1,026.6

Current portion - Long-term Debt	Successor	Predecessor
	December 31,	December 31,
$ in millions	2011	2010

U.S. Government note maturing in February 2061 - 4.20%	$0.1	$-
Obligation for capital lease	0.3	0.1
Total current portion - long-term debt at subsidiary	0.4	0.1

Senior notes maturing in September 2011 - 6.875%	-	297.4
Total current portion - long-term debt	$0.4	$297.5

(a) Range of interest rates for the twelve months ended December 31, 2011 and December 31, 2010, respectively.

(b) Range of interest rates since the loan was drawn in August 2011.

The presentation above for the Successor is based on the revaluation of the debt at the Merger date.

At December 31, 2011, maturities of long-term debt, including capital lease obligations, are summarized as follows:

$ in millions	DPL
Due within one year	$0.4
Due within two years	470.4
Due within three years	425.2
Due within four years	0.1
Due within five years	450.1
Thereafter	1,252.9
2,599.1

Unamortized adjustments to market
value from purchase accounting	30.2
Total long-term debt	$2,629.3

Premium or discount recognized at the Merger date are amortized over the life of the debt using the effective interest method.

On November 21, 2006, DP&L entered into a $220 million unsecured revolving credit agreement. This agreement was terminated by DP&L on August 29, 2011.

On December 4, 2008, the OAQDA issued $100 million of collateralized, variable rate Revenue Refunding Bonds Series A and B due November 1, 2040. In turn, DP&L borrowed these funds from the OAQDA and issued corresponding First Mortgage Bonds to support repayment of the funds. The payment of principal and interest on each series of the bonds when due is backed by a standby letter of credit issued by JPMorgan Chase Bank, N.A. This letter of credit facility, which expires in December 2013, is irrevocable and has no subjective acceleration clauses. Fees associated with this letter of credit facility were not material during the years ended December 31, 2011 and 2010, respectively.

On April 20, 2010, DP&L entered into a $200 million unsecured revolving credit agreement with a syndicated bank group. This agreement is for a three year term expiring on April 20, 2013 and provides DP&L with the ability to increase the size of the facility by an additional $50 million. DP&L had no outstanding borrowings under this credit facility at December 31, 2011. Fees associated with this revolving credit facility were not material during the period between April 20, 2010 and December 31, 2011. This facility also contains a $50 million letter of credit sublimit. As of December 31, 2011, DP&L had no outstanding letters of credit against the facility.

On February 23, 2011, DPL purchased $122.0 million principal amount of DPL Capital Trust II 8.125% capital securities in a privately negotiated transaction. As part of this transaction, DPL paid a $12.2 million, or 10%, premium. Debt issuance costs and unamortized debt discount totaling $3.1 million were also recognized in February 2011 associated with this transaction.

On March 1, 2011, DP&L completed the purchase of $18.7 million of electric transmission and distribution assets from the federal government that are located at the Wright-Patterson Air Force Base. DP&L financed the acquisition of these assets with a note payable to the federal government that is payable monthly over 50 years and bears interest at 4.2% per annum.

On August 24, 2011, DP&L entered into a $200 million unsecured revolving credit agreement with a syndicated bank group. This agreement is for a four year term expiring on August 24, 2015 and provides DP&L with the ability to increase the size of the facility by an additional $50 million. DP&L had no outstanding borrowings under this credit facility at December 31, 2011. Fees associated with this revolving credit facility were not material during the five months ended December 31, 2011. This facility also contains a $50 million letter of credit sublimit. As of December 31, 2011, DP&L had no outstanding letters of credit against the facility.

On August 24, 2011, DPL entered into a $125 million unsecured revolving credit agreement with a syndicated bank group. This agreement is for a three year term expiring on August 24, 2014. DPL had no outstanding borrowings under this credit facility at December 31, 2011. Fees associated with this revolving credit facility were not material during the five months ended December 31, 2011. This facility may also be used to issue letters of credit up to the $125 million limit. As of December 31, 2011, DPL had no outstanding letters of credit against the facility.

On August 24, 2011, DPL entered into a $425 million unsecured term loan agreement with a syndicated bank group. This agreement is for a three year term expiring on August 24, 2014. DPL has borrowed the entire $425 million available under the facility at December 31, 2011. Fees associated with this term loan were not material during the five months ended December 31, 2011.

On September 1, 2011 DPL retired $297.4 million of 6.875% senior unsecured notes that had matured.

In connection with the closing of the Merger (see Note 2), DPL assumed $1.25 billion of debt that Dolphin Subsidiary II, Inc., a subsidiary of AES, issued on October 3, 2011 to finance a portion of the merger. The $1.25 billion was issued in two tranches. The first tranche was $450 million of five year senior unsecured notes issued at 6.50% maturing on October 15, 2016. The second tranche was $800 million of ten year senior unsecured notes issued at 7.25% maturing on October 15, 2021.

Substantially all property, plant and equipment of DP&L is subject to the lien of the mortgage securing DP&L's First and Refunding Mortgage, dated October 1, 1935, with the Bank of New York Mellon as Trustee.